Accounts Receivable, Net (Details) - Schedule of the allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the allowance for doubtful accounts [Abstract]
At the beginning of the year	$ 298,224	$ 307,026
Decrease in allowance for doubtful accounts	(124,881)	(27,696)
Foreign exchange difference	6,132	18,894
At the end of the year	$ 179,475	$ 298,224